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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Andor Capital Management, L.L.C.
Address:          1 American Lane
                  3rd Floor
                  Greenwich, CT 06831

Form 13F File Number:      028-10058

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Kevin E. O'Brien
Title:            General Counsel
Phone:            203-742-7200

Signature, Place, and Date of Signing:

/s/ Kevin E. O'Brien                              GREENWICH, CT                               NOVEMBER 8, 2007
---------------------------                 ---------------------------                 ---------------------------
        [Signature]                               [City, State]                                    [Date]

Report Type (Check only one.):-

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page


Report Summary:

Number of Other Included Managers:                                          0
                                                           ------------------

Form 13F Information Table Entry Total:                                    41
                                                           ------------------

Form 13F Information Table Value Total:                          $2,132,213
                                                           ------------------
                                                                  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.               FORM 13F FILE NUMBER               NAME
         ----------        ----------------------------       ------------------

         None.

                                                                   Andor Capital Management LLC
                                                                    Form 13F Information Table
                                                                 Quarter ended September 30, 2007

                                                                             INVESTMENT DISCRETION           VOTING AUTHORITY
                                             FAIR MARKET SHARES OR
                             TITLE   CUSIP       VALUE   PRINCIPAL SH/ PUT/        SHARED  SHARED  OTHER
ISSUER                     OF CLASS  NUMBER (IN THOUSANDS) AMOUNT PRN  CALL  SOLE  DEFINED OTHER  MANAGERS    SOLE    SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
3COM CORP                    COM   885535104       $82     16,500 SH         SOLE                             16,500
-----------------------------------------------------------------------------------------------------------------------------------
                             COM
ACTIVISION INC               NEW   004930202   $13,818    640,000 SH         SOLE                            640,000
-----------------------------------------------------------------------------------------------------------------------------------
ADOBE SYS INC                COM   00724F101   $94,808  2,171,500 SH         SOLE                          2,171,500
-----------------------------------------------------------------------------------------------------------------------------------
ADVANCED MICRO DEVICES
INC.                         COM   007903107    $2,270    172,000 SH         SOLE                            172,000
-----------------------------------------------------------------------------------------------------------------------------------
AKAMAI TECHNOLOGIES INC.     COM   00971T101   $14,279    497,000 SH         SOLE                            497,000
-----------------------------------------------------------------------------------------------------------------------------------
AMAZON COM INC.              COM   023135106  $124,821  1,340,000 SH         SOLE                          1,340,000
-----------------------------------------------------------------------------------------------------------------------------------
AMERICA MOVIL SAB DE         ADRS  02364W105   $61,120    955,000 SH         SOLE                            955,000
-----------------------------------------------------------------------------------------------------------------------------------
APPLE INC.                   COM   037833100  $226,368  1,475,000 SH         SOLE                          1,475,000
-----------------------------------------------------------------------------------------------------------------------------------
AVAYA INC.                   COM   053499109      $792     46,694 SH         SOLE                             46,694
-----------------------------------------------------------------------------------------------------------------------------------
CISCO SYSTEMS INC.           COM   17275R102  $145,606  4,395,000 SH         SOLE                          4,395,000
-----------------------------------------------------------------------------------------------------------------------------------
COGNIZANT TECHNOLOGY
SOLUTION                     CL A  192446102   $73,806    925,000 SH         SOLE                            925,000
-----------------------------------------------------------------------------------------------------------------------------------
CTRIP.COM INTERNATIONAL
LTD.                         ADRS  22943F100   $49,210    950,000 SH         SOLE                            950,000
-----------------------------------------------------------------------------------------------------------------------------------
DELL INC.                    COM   24702R101   $16,974    615,000 SH         SOLE                            615,000
-----------------------------------------------------------------------------------------------------------------------------------
EMC CORP                     COM   268648102   $96,741  4,651,000 SH         SOLE                          4,651,000
-----------------------------------------------------------------------------------------------------------------------------------
                             COM
EQUINIX INC.                 NEW   29444U502   $39,911    450,000 SH         SOLE                            450,000
-----------------------------------------------------------------------------------------------------------------------------------
FIRST SOLAR INC.             COM   336433107   $14,717    125,000 SH         SOLE                            125,000
-----------------------------------------------------------------------------------------------------------------------------------
GOOGLE INC.                  CL A  38259P508  $233,261    411,200 SH         SOLE                            411,200
-----------------------------------------------------------------------------------------------------------------------------------
ICICI BANK LTD.              ADRS  45104G104   $95,529  1,812,000 SH         SOLE                          1,812,000
-----------------------------------------------------------------------------------------------------------------------------------
ILLUMINA INC.                COM   452327109   $32,373    624,000 SH         SOLE                            624,000
-----------------------------------------------------------------------------------------------------------------------------------
INTEGRATED SILICON SOLUTION  COM   45812P107      $630    100,000 SH         SOLE                            100,000
-----------------------------------------------------------------------------------------------------------------------------------
JUNIPER NETWORKS INC.        COM   48203R104   $17,390    475,000 SH         SOLE                            475,000
-----------------------------------------------------------------------------------------------------------------------------------
LAM RESH CORP.               COM   512807108    $8,948    168,000 SH         SOLE                            168,000
-----------------------------------------------------------------------------------------------------------------------------------



                                                                             INVESTMENT DISCRETION           VOTING AUTHORITY
                                             FAIR MARKET SHARES OR
                             TITLE   CUSIP       VALUE   PRINCIPAL SH/ PUT/        SHARED  SHARED  OTHER
ISSUER                     OF CLASS  NUMBER (IN THOUSANDS) AMOUNT PRN  CALL  SOLE  DEFINED OTHER  MANAGERS    SOLE    SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
LEVEL 3 COMMUNICATIONS INC.  COM   52729N100  $103,941 22,353,000 SH         SOLE                         22,353,000
-----------------------------------------------------------------------------------------------------------------------------------
LEXMARK INTERNATIONAL INC.   CL A  529771107    $6,437    155,000 SH         SOLE                            155,000
-----------------------------------------------------------------------------------------------------------------------------------
LSI CORPORATION              COM   502161102      $247     33,319 SH         SOLE                             33,319
-----------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP.              COM   594918104   $58,773  1,995,000 SH         SOLE                          1,995,000
-----------------------------------------------------------------------------------------------------------------------------------
MINDRAY MED INTL LTD.        ADRS  602675100   $18,469    430,000 SH         SOLE                            430,000
-----------------------------------------------------------------------------------------------------------------------------------
MOTOROLA INC.                COM   620076109    $5,559    300,000 SH         SOLE                            300,000
-----------------------------------------------------------------------------------------------------------------------------------
NVIDIA CORP.                 COM   67066G104   $21,698    598,720 SH         SOLE                            598,720
-----------------------------------------------------------------------------------------------------------------------------------
OMNITURE INC.                COM   68212S109   $17,919    591,000 SH         SOLE                            591,000
-----------------------------------------------------------------------------------------------------------------------------------
QUALCOMM INC.                COM   747525103   $69,518  1,645,000 SH         SOLE                          1,645,000
-----------------------------------------------------------------------------------------------------------------------------------
                             COM
QUANTUM CORP.                DSSG  747906204      $612    180,000 SH         SOLE                            180,000
-----------------------------------------------------------------------------------------------------------------------------------
RESEARCH IN MOTION LTD       COM   760975102  $286,091  2,903,000 SH         SOLE                          2,903,000
-----------------------------------------------------------------------------------------------------------------------------------
SANDISK CORP.                COM   80004C101  $106,343  1,930,000 SH         SOLE                          1,930,000
-----------------------------------------------------------------------------------------------------------------------------------
SIRF TECHNOLOGY HOLDINGS
INC.                         COM   82967H101   $15,351    719,000 SH         SOLE                            719,000
-----------------------------------------------------------------------------------------------------------------------------------
                             COM
SPRINT NEXTEL CORP           FON   852061100    $8,360    440,000 SH         SOLE                            440,000
-----------------------------------------------------------------------------------------------------------------------------------
TELLABS INC.                 COM   879664100      $952    100,000 SH         SOLE                            100,000
-----------------------------------------------------------------------------------------------------------------------------------
TRIDENT MICROSYSTEMS INC.    COM   895919108    $4,767    300,000 SH         SOLE                            300,000
-----------------------------------------------------------------------------------------------------------------------------------
WESTELL TECHNOLOGIES INC.    CL A  957541105      $189     80,000 SH         SOLE                             80,000
-----------------------------------------------------------------------------------------------------------------------------------
WESTERN DIGITAL CORP.        COM   958102105   $17,496    691,000 SH         SOLE                            691,000
-----------------------------------------------------------------------------------------------------------------------------------
YAHOO INC.                   COM   984332106   $26,037    970,000 SH         SOLE                            970,000
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL FAIR MARKET VALUE                      $2,132,213
(in thousands)

